Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Fair value of assets
Financial assets, at fair value	£ 161,987	£ 150,538
Trading loans
Fair value of assets
Financial assets, at fair value	29,278	33,652
Interest rate
Fair value of assets
Financial assets, at fair value	31,156	32,742
Foreign exchange
Fair value of assets
Financial assets, at fair value	31,940	27,981
Other derivatives
Fair value of assets
Financial assets, at fair value	61	66
Other loans
Fair value of assets
Financial assets, at fair value	853	568
Other securities
Fair value of assets
Financial assets, at fair value	50,611	42,644
Level 3
Fair value of assets
Financial assets, at fair value	1,641	1,253	£ 1,583	£ 1,682
Sensitivity favourable	30	40
Sensitivity unfavourable	(40)	(50)
Level 3 | Trading loans
Fair value of assets
Financial assets, at fair value	256	96
Level 3 | Derivatives
Fair value of assets
Financial assets, at fair value	439	472	£ 637	£ 630
Level 3 | Interest rate
Fair value of assets
Financial assets, at fair value	337	360
Sensitivity favourable	10	20
Sensitivity unfavourable	(10)	(10)
Level 3 | Foreign exchange
Fair value of assets
Financial assets, at fair value	90	103
Sensitivity favourable		10
Sensitivity unfavourable		(10)
Level 3 | Other derivatives
Fair value of assets
Financial assets, at fair value	12	9
Level 3 | Other loans
Fair value of assets
Financial assets, at fair value	829	533
Sensitivity favourable	10
Sensitivity unfavourable	(10)	(10)
Level 3 | Other securities
Fair value of assets
Financial assets, at fair value	117	152
Sensitivity favourable	10	10
Sensitivity unfavourable	£ (20)	£ (20)